Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Other Comprehensive Income/(Loss) [Abstract]
Net income/(loss)	$ 41,067	$ (16,295)	$ 142,630
Other comprehensive income/(loss), net of tax:
Fair value adjustments on securities available-for-sale arising during the period, Net of Tax of $(41.9) million for 2013, $(7.4) million for 2012 and $14.1 million for 2011	(66,768)	(11,619)	22,175
Reclassification adjustment for (gain)/loss on securities available-for-sale included in Net income/(loss), Net of tax of $.2 million for 2013, $(.1) million for 2012 and $(.3) million for 2011	277	(200)	(472)
Fair value adjustments on securities available-for-sale	(66,491)	(11,819)	21,703
Net actuarial gain/(loss) arising during the period, Net of tax of $31.4 million for 2013, $(17.9) million for 2012 and $(23.3) million for 2011	50,064	(27,204)	(37,616)
Prior service credit/(cost) arising during the period, Net of tax of $4.1 million for 2013	6,563	0	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Net of tax of $3.9 million for 2013, $15.0 million for 2012 and $8.3 millon for 2011	6,198	22,836	13,303
Total pension and post retirement plans	62,825	(4,368)	(24,313)
Other comprehensive income/(loss)	(3,666)	(16,187)	(2,610)
Comprehensive income/(loss)	37,401	(32,482)	140,020
Comprehensive income attributable to noncontrolling interest	11,465	11,464	11,434
Comprehensive income/(loss) attributable to controlling interest	$ 25,936	$ (43,946)	$ 128,586